Property and Equipment, Net	12 Months Ended
Aug. 26, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net

Property and equipment, net, as presented with the Consolidated Balance Sheets, are summarized as follows:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Furniture and fixtures	$69	$917
Computer equipment and software	161	717
Machinery and equipment	289	638
Website development costs	899	2,063
Leasehold improvements	310	958
Construction in progress	525	256
	2,253	5,549
Less: accumulated depreciation and amortization	(148)	(3,276)
Total	$2,105	$2,273

Depreciation and amortization expenses, recorded within the Consolidated Statements of Operations and Comprehensive Income, were $0.1 million for the successor period from July 7, 2017 through August 26, 2017, $1.0 million for the predecessor period from August 28, 2016 through July 6, 2017, $1.1 million for the 52-week period ended August 27, 2016, $0.6 million for the 35-week period ended August 29, 2015, and $1.2 million 52-week period ended December 27, 2014.